SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Jul. 09, 2023	Jan. 06, 2023	Aug. 01, 2023
SUBSEQUENT EVENTS
Aggregate number of shares, stockholders elected to redeem	464,811	10,729,779
Funds remaining in trust account	$ 4,893,007
Cycurion | Promissory Note
SUBSEQUENT EVENTS
Loan amount			$ 200,000
Borrowed amount			$ 200,000